Liquidity, Going Concern and Management's Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Liquidity, Going Concern and Management's Plans
Note 2 - Liquidity, Going Concern and Management’s Plans

The Company, inclusive of the operating company, has incurred substantial recurring losses since its inception. The accompanying condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities and commitments in the normal course of business. The Company has available cash of approximately $199,000 at September 30, 2011. During the nine months ended September 30, 2011 and 2010, the Company used approximately $2,229,000 and $1,245,000 of cash in operating activities. The Company’s working capital deficiency was approximately $3,237,000 as of September 30, 2011. The Company’s accumulated deficit and stockholders’ deficiency at September 30, 2011 was approximately $29,424,000 and $2,953,000, respectively.

Concurrently with the September 21, 2011 reverse merger, the Company commenced a private placement offering which was completed on November 21, 2011. The Company sold an aggregate of approximately 20,311,000 units of its securities, consisting of approximately 20,311,000 shares of common stock and common stock purchase warrants to purchase approximately 10,156,000 shares of common stock.  Each unit was sold at a price of $0.25 per unit for gross proceeds of approximately $5,078,000, which included the conversion of the full $2,275,000 of principal amount, plus accrued interest, of the outstanding bridge notes.

Subsequently, in December 2011 and January 2012, the Company completed closings of another private placement offering pursuant to which the Company sold an aggregate of approximately 8,269,000 units of its securities, consisting of approximately 8,269,000 shares of common stock and common stock purchase warrants to purchase approximately 2,067,000 shares of common stock.  Each unit was sold at a price of $0.375 per unit for gross proceeds of approximately $3,101,000.

This capital will be utilized to fund (1) $180,000 – $240,000 per annum of recurring legal and accounting expenses as a result of being a public company and (2) the Company’s existing operating deficits while an investment is made in the sales, R&D and support functions, which management believes will enable the Company to broaden product line(s) and enhance marketing efforts to increase revenues and generate operating surpluses by the end of 2012. The Company does not currently anticipate any material capital expenditures. As of January 13, 2012, management believes there is enough cash on hand to sustain operations for a period of not less than twelve months.

Note 2 - Liquidity, Going Concern and Management’s Plans

The Company has incurred substantial recurring losses since its inception. The accompanying financial statements have been prepared assuming that the Company will continue as a going concern which contemplates the realization of assets and satisfaction of liabilities and commitments in the normal course of business. The Company had available cash of approximately $47,000 at December 31, 2010. During the years ended December 31, 2010 and 2009, the Company used cash in operating activities of approximately $1,155,000 and $1,595,000, respectively.  The Company’s working capital deficiency was approximately $6,696,000 as of December 31, 2010. The Company’s accumulated deficit and stockholders’ deficiency at December 31, 2010 was approximately $25,006,000 and $7,072,000, respectively.  Beginning in August 2009, the Company entered into various convertible note agreements with the Company’s stockholders for an aggregate borrowing of $3,333,000. In order to fund the Company’s current and future cash requirements, management of the Company has entered into agreements to raise additional funds through Convertible Bridge Note transactions, a reverse merger agreement with a public company and the public company’s concurrent equity financing (see Note 19). The management of the Company is in the process of exploring the market to increase its existing revenues and reduce operating expenditures.  The Company believes it will be successful in these efforts; however, there can be no assurance the Company will be successful in raising additional debt or equity financing to fund its operations on terms agreeable to the Company. These matters raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might be necessary if the Company were unable to continue as a going concern.